Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Provisions Abstract
Opening provision at beginning			£ 207
Utilisation of provision			(207)
Provision recognised in the year
Opening provision at ending
Less: non-current portion
Current portion